Warrants	6 Months Ended
Jun. 30, 2026
Warrants [Abstract]
Warrants

Note 9. Warrants

In connection with the Merger (see Note 3), the Company assumed a warrant liability associated with the former TLGY public warrants. The public warrants may only be exercised for a whole number of shares and became exercisable on the later of (a) 30 days after the completion of the Merger (or July 25, 2026) and (b) 12 months from the closing of TLGY’s initial public offering date of December 3, 2021. The public warrants expire five years after the completion of the Merger, June 25, 2031, or earlier upon redemption or liquidation.

Redemption of Warrants When the Price per Share of Class A Ordinary Share Equals or Exceeds $18.00—the Company may redeem the outstanding public warrants:

●	in whole and not in part;

●	at a price of $0.01 per warrant

●	upon a minimum of 30 days’ prior written notice of redemption; and

●	if, and only if, the last reported sale price of the Class A ordinary share equals or exceeds $18.00 per share (as adjusted for stock splits, stock dividends, reorganization, recapitalizations and the like) for any 10 trading days within a 20-trading day period ending on the third trading day prior to the date on which the Company sends the notice of redemption to the warrant holders.

Redemption of Warrants When the Price per Share of Class A Ordinary Share Equals or Exceeds $10.00—the Company may redeem the outstanding public warrants:

●	in whole and not in part;

●	at a price of $0.10 per warrant provided that the holder will be able to exercise their warrants on cashless basis prior to redemption and receive that number of shares based on the redemption date and the fair market value of the Class A ordinary shares;

●	upon a minimum of 30 days’ prior written notice of redemption; and

●	if, and only if, the last reported sale price of the Class A ordinary share equals or exceeds $10.00 per share (as adjusted for stock splits, stock dividends, reorganization, recapitalizations and the like) for any 10 trading days within a 20- trading day period ending on the third trading day prior to the date on which the Company sends the notice of redemption to the warrant holders.

The warrants were accounted for as liabilities in accordance with ASC 815-40 and are presented within liabilities in the accompanying interim unaudited condensed consolidated balance sheets. The warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of warrant liabilities in the accompanying interim unaudited condensed consolidated statements of operations. During the three and six-month period ended June 30, 2026, the Company recognized $2.2 million gain on change in fair value. (See Note 6).